Summary of Changes in Compensation Warrants (Details) - $ / shares	12 Months Ended
	Jul. 31, 2021		Jul. 31, 2020		Aug. 01, 2019		Jul. 31, 2019
IfrsStatementLineItems [Line Items]
Number of Warrants, Balance	178,528		210,266		201,495		201,495
Weighted Average Exercise Price, Balance	$ 35.82		$ 43.96		$ 46.40		$ 46.40
Number of warrants expired during the year	(156,039)	[1]	(31,738)	[2]	(10,384)	[3]	(10,384)
Weighted average exercise price, expired during the year	$ (36.26)	[1]	$ (85.47)	[2]	$ (85.47)	[3]
Number of warrants grant from public offering	5,882,353
Weighted average exercise price grant from public offering	$ 5.31
Number of warrants grant from over allotment	882,352
Weighted average exercise price grant from over allotment	$ 5.31
Number of warrants grant from private placement	5,170,343
Weighted average exercise price grant from private placement	$ 6.19
Number of warrants, granted from conversion of convertible notes	69,188				22,488
Weighted average exercise price, grant from placement of convertible notes	$ 5.42
Number of warrants exercised	(2,562,573)
Weighted average exercise price	$ (5.48)
Number of Warrants, Balance	9,464,152		178,528		210,266
Weighted average exercise price, outstanding	$ 5.85		$ 35.82		$ 43.96
Compensation Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants, Balance	13,790		15,773
Weighted Average Exercise Price, Balance	$ 35.16		$ 36.63
Number of warrants expired during the year	(13,790)	[4]	(1,983)	[5]
Weighted average exercise price, expired during the year	$ (35.16)	[4]	$ (48.84)	[5]
Number of warrants grant from public offering	294,118
Weighted average exercise price grant from public offering	$ 5.31
Number of warrants grant from over allotment	44,118
Weighted average exercise price grant from over allotment	$ 5.31
Number of warrants grant from private placement	258,517
Weighted average exercise price grant from private placement	$ 6.19
Number of warrants, granted from conversion of convertible notes	4,890
Weighted average exercise price, grant from placement of convertible notes	$ 4.41
Number of warrants exercised
Weighted average exercise price
Number of Warrants, Balance	601,643		13,790		15,773
Weighted average exercise price, outstanding	$ 5.68		$ 35.16		$ 36.63

[1]	During the year ended July 31, 2021, 156,039 warrants with a fair value of $1,337,161 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[2]	During the year ended July 31, 2020, 31,738 warrants with a fair value of $487,205 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[3]	During the year ended July 31, 2019, 10,384 warrants with a fair value of $219,195 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.
[4]	During the year ended July 31, 2021, 13,790 compensation warrants with a fair value of $262,307 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit
[5]	During the year ended July 31, 2020, 1,983 compensation warrants with a fair value of $53,072 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.